Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
PAY VERSUS PERFORMANCE TABLE
The following table sets forth compensation information of our CEO (the “PEO”) and other NEOs, on an average basis, along with total shareholder return, net income, and ROIC performance results for our fiscal years 2022, 2021 and 2020. For additional information regarding the Company’s pay-for-performance
philosophy and compensation objectives, including emphasizing multiple performance factors tied to stockholder value creation over short and long-term time horizons, refer to the Compensation Discussion and Analysis (“CD&A”).

Fiscal Year	Summary Compensation Table (SCT) Total For PEO 1 ($)	Compensation Actually Paid (CAP) to PEO 2 ($)	Average Summary Compensation Table Total for Non-PEO NEOs 1 ($)	Average Compensation Actually Paid to Non-PEO NEOs 2 ($)	Value of Initial Fixed $100 Investment Based On:		Net Income ($)	Company Selected Measure: Adjusted ROIC 4
					Total Shareholder Return (TSR) 3 ($)	Peer Group TSR 3 ($)

2022	24,749,178	65,662,660	5,891,112	14,567,967	116.10	24.40	4,340,000,000	13.6%

2021	23,508,841	60,063,855	6,078,204	15,161,710	54.40	57.20	2,709,000,000	10.0%

2020	22,749,628	33,167,553	7,169,286	9,758,997	12.50	21.50	1,772,000,000	7.7%

(1)
For each of 2022, 2021 and 2020, our PEO was Juan Luciano. For each of 2021 and 2020, the Non-PEO NEOs were Ray Young, Vincent Macciocchi, Gregory Morris, and Joseph Taets. For 2022, the Non-PEO NEOs included the same NEOs as in 2021 and 2020, as well as Vikram Luthar and Christopher Cuddy.

(2)
The dollar amounts reported represent the Compensation Actually Paid (“CAP”) to Mr. Luciano and the respective NEOs in accordance with, and using the adjustments set forth in, Item 402(v) of Regulation
S-K.
The following adjustments related to pension plans and equity awards were made to their total compensation each year as reported in the SCT to determine the CAP:

Reconciliation of PEO Summary Compensation Table Total to Compensation Actually Paid

Fiscal Year	Reported SCT Total ($)	Reported Value of Equity Awards ($)	Equity Award Adjustments ($)	Dividends Paid on Unvested Shares and Stock Options ($)	Reported Change in the Actuarial Present Value of Pension Benefits ($)	Pension Benefit Adjustments ($)	Compensation Actually Paid ($)

2022	24,749,178	(17,727,259)	57,902,844	689,008	—	48,889	65,662,660

2021	23,508,841	(15,939,571)	51,787,958	718,567	(59,843)	47,903	60,063,855

2020	22,749,628	(15,940,148)	25,738,557	692,287	(112,853)	40,082	33,167,553

Reconciliation of Non-PEO NEOs Summary Compensation Table Total to Compensation Actually Paid

Fiscal Year	Reported SCT Total ($)	Reported Value of Equity Awards ($)	Equity Award Adjustments ($)	Dividends Paid on Unvested Shares and Stock Options ($)	Reported Change in the Actuarial Present Value of Pension Benefits ($)	Pension Benefit Adjustments ($)	Compensation Actually Paid ($)

2022	5,891,112	(3,657,711)	12,165,647	143,963	—	24,956	14,567,967

2021	6,078,204	(3,533,337)	12,401,366	184,138	(14,810)	46,149	15,161,710

2020	7,169,286	(4,556,257)	7,322,254	179,588	(398,558)	42,685	9,758,997

(3)
Our peer group for the calculation of TSR is the S&P 100, which is the industry index used to show our performance in our CD&A. TSR, in the case of both the Company and our peer group, reflects the cumulative return on $100 as if invested on December 31, 2019, including reinvestment of any dividends, and is rounded to the nearest tenth.

(4)
Our company selected measure, which we believe represents the most important financial performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link CAP to the NEOs for 2022 to company performance, is Adjusted ROIC. Adjusted ROIC is one of the metrics under both the 2022 annual cash incentive program and the 2022 PSUs. Adjusted ROIC (return on invested capital, adjusted to exclude the impact of certain items) is a non-GAAP
financial measure. Annex A to this Proxy Statement provides a more detailed definition of this term, a reconciliation to the most directly comparable GAAP financial measure, and related disclosures about the use of this non-GAAP
financial measure.

In order to calculate CAP, the following amounts were excluded from or added to the SCT total compensation:

Reconciliation of the Pension and Equity Award Adjustments for the PEO’s Compensation Actually Paid

Fiscal Year	Reported SCT Total ($)	Pension & Equity amounts reported in SCT ($)	Pension value attributable to covered years’ service and any change in pension value attributable to plan amendments made in covered year ($)	Dividends paid on unvested shares and stock options ($)	Change in fair value related to equity awards a,b ($)	CAP ($)

2022	24,749,178	(17,727,259)	48,889	689,008	57,902,844	65,662,660

2021	23,508,841	(15,999,414)	47,903	718,567	51,787,958	60,063,855

2020	22,749,628	(16,053,001)	40,082	692,287	25,738,557	33,167,553

Reconciliation of the Pension and Equity Award Adjustments for the Average of Non-PEO NEO’s Compensation Actually Paid

Fiscal Year	Reported SCT Total ($)	Pension & Equity amounts reported in SCT ($)	Pension value attributable to covered years’ service and any change in pension value attributable to plan amendments made in covered year ($)	Dividends paid on unvested shares and stock options ($)	Change in fair value related to equity awards a,b ($)	CAP ($)

2022	5,891,112	(3,657,711)	24,956	143,963	12,165,647	14,567,967

2021	6,078,204	(3,548,148)	46,149	184,138	12,401,366	15,161,710

2020	7,169,286	(4,954,815)	42,685	179,588	7,322,254	9,758,997

(a)	With respect to performance-based equity awards, change in fair value is based on the probable outcome of the related performance metrics.

(b)	The amounts deducted or added are as follows to determine the equity award adjustments for year-over-year change in fair value:

PEO

Fiscal Year	Fair Value at Covered Year- End of Equity Awards Granted in Covered Year	Year-over-Year Change in Fair Value of Awards Granted in Prior Years that are Unvested at End of Covered Year	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year	Fair Value at End of the Prior Year of Prior Year Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments

2022	29,050,156	24,982,970	—	3,869,718	—	—	57,902,844

2021	29,297,900	19,489,626	—	3,000,433	—	—	51,787,958

2020	25,686,592	408,760	—	(356,795)	—	—	25,738,557
Average
Non-PEO
NEOs

Fiscal Year	Fair Value at Covered Year- End of Equity Awards Granted in Covered Year	Year-over-Year Change in Fair Value of Awards Granted in Prior Years that are Unvested at End of Covered Year	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year	Fair Value at End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments

2022	6,009,503	5,340,024	—	816,121	—	—	12,165,647

2021	6,494,489	5,193,596	—	713,281	—	—	12,401,366

2020	7,342,134	57,093	—	(76,973)	—	—	7,322,254
FINANCIAL PERFORMANCE MEASURES

Company Selected Measure Name	Adjusted ROIC
Named Executive Officers, Footnote [Text Block]	For each of 2022, 2021 and 2020, our PEO was Juan Luciano. For each of 2021 and 2020, the Non-PEO NEOs were Ray Young, Vincent Macciocchi, Gregory Morris, and Joseph Taets. For 2022, the Non-PEO NEOs included the same NEOs as in 2021 and 2020, as well as Vikram Luthar and Christopher Cuddy.
Peer Group Issuers, Footnote [Text Block]	Our peer group for the calculation of TSR is the S&P 100, which is the industry index used to show our performance in our CD&A. TSR, in the case of both the Company and our peer group, reflects the cumulative return on $100 as if invested on December 31, 2019, including reinvestment of any dividends, and is rounded to the nearest tenth.
PEO Total Compensation Amount	$ 24,749,178	$ 23,508,841	$ 22,749,628
PEO Actually Paid Compensation Amount	$ 65,662,660	60,063,855	33,167,553
Adjustment To PEO Compensation, Footnote [Text Block]
Reconciliation of PEO Summary Compensation Table Total to Compensation Actually Paid

Fiscal Year	Reported SCT Total ($)	Reported Value of Equity Awards ($)	Equity Award Adjustments ($)	Dividends Paid on Unvested Shares and Stock Options ($)	Reported Change in the Actuarial Present Value of Pension Benefits ($)	Pension Benefit Adjustments ($)	Compensation Actually Paid ($)

2022	24,749,178	(17,727,259)	57,902,844	689,008	—	48,889	65,662,660

2021	23,508,841	(15,939,571)	51,787,958	718,567	(59,843)	47,903	60,063,855

2020	22,749,628	(15,940,148)	25,738,557	692,287	(112,853)	40,082	33,167,553

Non-PEO NEO Average Total Compensation Amount	$ 5,891,112	6,078,204	7,169,286
Non-PEO NEO Average Compensation Actually Paid Amount	$ 14,567,967	15,161,710	9,758,997
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Reconciliation of Non-PEO NEOs Summary Compensation Table Total to Compensation Actually Paid

Fiscal Year	Reported SCT Total ($)	Reported Value of Equity Awards ($)	Equity Award Adjustments ($)	Dividends Paid on Unvested Shares and Stock Options ($)	Reported Change in the Actuarial Present Value of Pension Benefits ($)	Pension Benefit Adjustments ($)	Compensation Actually Paid ($)

2022	5,891,112	(3,657,711)	12,165,647	143,963	—	24,956	14,567,967

2021	6,078,204	(3,533,337)	12,401,366	184,138	(14,810)	46,149	15,161,710

2020	7,169,286	(4,556,257)	7,322,254	179,588	(398,558)	42,685	9,758,997

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid versus Company TSR and Peer Group TSR

*	TSR valuations are based upon a fixed value initial investment of $100 as of December 31, 2019 for determination of both peer group and Company TSR from 2020 through 2022.

Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid versus Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid versus Adjusted ROIC*

*	Adjusted ROIC is a non-GAAP financial measure. See Annex A to this Proxy Statement for a reconciliation to the most directly comparable GAAP financial measure.

Total Shareholder Return Vs Peer Group [Text Block]
Compensation Actually Paid versus Company TSR and Peer Group TSR

*	TSR valuations are based upon a fixed value initial investment of $100 as of December 31, 2019 for determination of both peer group and Company TSR from 2020 through 2022.

Tabular List [Table Text Block]
The three financial performance measures listed below represent the most important measures used to link compensation actually paid to the NEOs for 2022 to Company performance, as further described in the CD&A.

•	Adjusted ROIC

•	Adjusted earnings before interest, taxes, depreciation and amortization (EBITDA)

•	Adjusted earnings per share (EPS)

Total Shareholder Return Amount	$ 116.1	54.4	12.5
Peer Group Total Shareholder Return Amount	24.4	57.2	21.5
Net Income (Loss)	$ 4,340,000,000	$ 2,709,000,000	$ 1,772,000,000
Company Selected Measure Amount	13.6	10	7.7
PEO Name	Juan Luciano
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted ROIC
Non-GAAP Measure Description [Text Block]	Adjusted ROIC (return on invested capital, adjusted to exclude the impact of certain items) is a non-GAAP
financial measure. Annex A to this Proxy Statement provides a more detailed definition of this term, a reconciliation to the most directly comparable GAAP financial measure, and related disclosures about the use of this non-GAAP
	financial measure.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted earnings before interest, taxes, depreciation and amortization (EBITDA)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted earnings per share (EPS)
PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (17,727,259)	$ (15,939,571)	$ (15,940,148)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	57,902,844	51,787,958	25,738,557
PEO [Member] | Dividends Paid on Unvested Shares and Stock Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	689,008	718,567	692,287
PEO [Member] | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(59,843)	(112,853)
PEO [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	48,889	47,903	40,082
PEO [Member] | Pension and Equity [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(17,727,259)	(15,999,414)	(16,053,001)
PEO [Member] | Pension Value Attributable To Current Years Service [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	48,889	47,903	40,082
PEO [Member] | Dividends Paid On Unvested Shares [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	689,008	718,567	692,287
PEO [Member] | Year Over Year Change In Fair Value Of Prior Years Unvested Equity [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	24,982,970	19,489,626	408,760
PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,869,718	3,000,433	(356,795)
PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	29,050,156	29,297,900	25,686,592
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,657,711)	(3,533,337)	(4,556,257)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	12,165,647	12,401,366	7,322,254
Non-PEO NEO [Member] | Dividends Paid on Unvested Shares and Stock Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	143,963	184,138	179,588
Non-PEO NEO [Member] | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(14,810)	(398,558)
Non-PEO NEO [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	24,956	46,149	42,685
Non-PEO NEO [Member] | Pension and Equity [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,657,711)	(3,548,148)	(4,954,815)
Non-PEO NEO [Member] | Pension Value Attributable To Current Years Service [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	24,956	46,149	42,685
Non-PEO NEO [Member] | Dividends Paid On Unvested Shares [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	143,963	184,138	179,588
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Prior Years Unvested Equity [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,340,024	5,193,596	57,093
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	816,121	713,281	(76,973)
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 6,009,503	$ 6,494,489	$ 7,342,134